Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

14	Subsequent events

These unaudited condensed consolidated financial statements have been authorized for issuance by the Company’s management. Management has evaluated subsequent events through November 9, 2026, being the date the unaudited condensed financial statements were available for issuance, in accordance with ASC 855 Subsequent Events. No material subsequent events have been identified requiring adjustment to the recognized amounts in these financial statements other than those disclosed below.

Capital Stock

As of December 31, 2025, the Company’s authorized share capital was US$50,000, represented by 75,000,000 Class A ordinary shares and 25,000,000 Class B ordinary shares at a par value of US$0.0005 per share. At the extraordinary general meeting on August 6, 2026, shareholders approved an increase in authorized share capital to US$2,525,000, consisting of 5,000,000,000 Class A ordinary shares and 50,000,000 Class B ordinary shares with the same par value of US$0.0005 per share.

Proposed Acquisition of EnChem America, Inc.

On July 14, 2026, the Company entered into a merger agreement to acquire EnChem America, Inc., an entity engaged in battery electrolyte business, through a share exchange transaction. The agreed equity value of EnChem for purposes of the Merger is a minimum of US$400,000,000, represented by the issuance of 100,000,000 Class A ordinary shares at a purchase price of US$4.00 per share.

In connection with the Merger, the Company is proposing a 1-for-10 reverse share split (share consolidation) of all of its authorized, issued and unissued Class A and Class B ordinary shares. This reverse share split is a proposed matter to be submitted for shareholder approval at the extraordinary general meeting scheduled for November 12, 2026 (Singapore time). If approved, every ten existing Class A or Class B ordinary shares with a par value of US$0.0005 will be consolidated into one Class A or Class B ordinary share with a par value of US$0.005. Upon the reverse share split, the total authorized share capital of the Company remains unchanged at US$2,525,000. The change is only a reallocation between the number of authorized shares and par value per share: the total number of authorized ordinary shares will decrease from 5,050,000,000 to 505,000,000 (comprising 500,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares), while the par value per share increases proportionally.

Nasdaq Listing Hearing and Conditional Exemption

The Company attended the Nasdaq hearing regarding the proposed delisting on July 16, 2026, and received a conditional exemption ruling from the Nasdaq Hearing Panel on July 29, 2026. The exemption is subject to a material requirement: the Company must demonstrate full compliance with Nasdaq initial listing standards by December 2, 2026. Failure to meet such requirement may result in revocation of the exemption and resumption of delisting proceedings.

Dissolution of GrowHub Malaysia Sdn Bhd

Subsequent to June 30, 2026, GrowHub Malaysia Sdn Bhd was legally dissolved effective 1 September 2026. Loss of control occurred on such dissolution date; accordingly, this subsidiary was de-consolidated after the balance-sheet date. No material gain or loss arose upon dissolution. Upon de-consolidation, the cumulative foreign currency translation adjustment related to this subsidiary recorded in accumulated other comprehensive income will be reclassified to net loss in the period of dissolution.